RESEARCH AND DEVELOPMENT EXPENSES, net	12 Months Ended
Dec. 31, 2018
RESEARCH AND DEVELOPMENT EXPENSES, net.
RESEARCH AND DEVELOPMENT EXPENSES, net

NOTE 19 - RESEARCH AND DEVELOPMENT EXPENSES, net:

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Payroll and related expenses	552	653	652
Professional services	2,297	2,218	1,816
Share-based payments	872	793	841
Clinical and pre-clinical trials	20,373	27,940	20,732
Intellectual property development	290	401	428
Other	478	964	772
	24,862	32,969	25,241